BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Schedule of Short-term Debt [Table Text Block]
The following is a summary of short-term borrowings for the last three years:

	2011		2010		2009
(Dollars in thousands)	Amount	Rate	Amount	Rate	Amount	Rate
At December 31,
Federal funds purchased and securities sold under agreements to repurchase	$99,431	0.10%	$59,842	0.20%	$37,430	0.19%
Federal Home Loan Bank borrowings	0	N/A	0	N/A	0	N/A
Other short-term borrowings	0	N/A	0	N/A	0	N/A
Total	$99,431	0.10%	$59,842	0.20%	$37,430	0.19%

Average for the year
Federal funds purchased and securities sold under agreements to repurchase	$96,060	0.17%	$47,531	0.20%	$99,865	0.25%
Federal Home Loan Bank borrowings	0	N/A	0	N/A	114,636	0.37%
Other short-term borrowings	0	N/A	0	N/A	29,512	2.20%
Total	$96,060	0.17%	$47,531	0.20%	$244,013	0.54%

Maximum month-end balances
Federal funds purchased and securities sold under agreements to repurchase	$105,291		$64,995		$240,557
Federal Home Loan Bank borrowings	0		0		250,000
Other short-term borrowings	0		0		58,000

Summary of Long-term Debt [Table Text Block]
The following is a summary of First Financial's long-term debt:

	2011		2010
(Dollars in thousands)	Amount	Average Rate	Amount	Average Rate
Federal Home Loan Bank	$11,544	3.80%	$63,880	3.79%
National Market Repurchase Agreement	65,000	3.50%	65,000	3.50%
Total long-term debt	$76,544	3.55%	$128,880	3.64%

Schedule of Maturities of Long-term Debt [Table Text Block]
As of December 31, 2011, the long-term debt matures as follows:

(Dollars in thousands)	FHLB	Repurchase Agreement
2012	$29	$0
2013	29	12,500
2014	28	27,500
2015	28	25,000
2016	28	0
Thereafter	11,402	0
Total	$11,544	$65,000